Schedule I - Summary of Investments - Other than Investments in Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 1,281,407
Fair value	1,460,864
Balance sheet value	1,460,864
Equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	743,528
Fair value	857,817
Balance sheet value	857,817
Private common equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	81,195
Fair value	96,294
Balance sheet value	96,294
Total equities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	824,723
Fair value	954,111
Balance sheet value	954,111
Asset-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	309,509
Fair value	325,533
Balance sheet value	325,533
Bank debts
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	7,885
Fair value	8,017
Balance sheet value	8,017
Corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	69,570
Fair value	86,749
Balance sheet value	86,749
Municipal bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	12,025
Fair value	10,486
Balance sheet value	10,486
Sovereign debt
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	9,765
Fair value	10,639
Balance sheet value	10,639
Total debt securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	408,754
Fair value	441,424
Balance sheet value	441,424
Investments in limited partnerships
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	24,666
Fair value	34,578
Balance sheet value	34,578
Rights and warrants
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1
Fair value	1
Balance sheet value	1
Options
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	11,458
Fair value	13,069
Balance sheet value	13,069
Trade claims
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	11,805
Fair value	17,681
Balance sheet value	17,681
Total other investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	47,930
Fair value	65,329
Balance sheet value	$ 65,329